UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05189

THE IBERO-AMERICA FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2010

Date of reporting period: August 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Ibero-America Fund

Portfolio of Investments

August 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.6%
Financials - 32.5%
Commercial Banks - 22.6%
Banco Bilbao Vizcaya Argentaria SA (a)	279,710	$3,369,183
Banco Santander SA	600,813	6,996,035
Grupo Financiero Banorte SAB de CV-Class O	154,400	552,473
Investimentos Itau SA (Preference Shares)	349,602	2,448,458

		13,366,149

Consumer Finance - 1.6%
Banco Compartamos SA de CV	176,300	978,109

Diversified Financial Services - 5.4%
BM&F BOVESPA SA	50,600	368,786
Corp. Financiera Alba	34,048	1,417,455
Criteria Caixacorp SA	302,524	1,418,208

		3,204,449

Insurance - 1.9%
Grupo Catalana Occidente SA	65,227	1,097,879

Real Estate Management & Development - 1.0%
BR Malls Participacoes SA	38,800	607,544

		19,254,130

Telecommunication Services - 17.3%
Diversified Telecommunication Services - 11.6%
Telefonica SA	311,082	6,875,489

Wireless Telecommunication Services - 5.7%
America Movil SAB de CV	1,423,200	3,328,499

		10,203,988

Consumer Discretionary - 10.1%
Diversified Consumer Services - 1.0%
Anhanguera Educacional Participacoes SA	35,000	589,893

Household Durables - 1.9%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	24,400	303,290
PDG Realty SA Empreendimentos e Participacoes	30,200	310,211
Urbi Desarrollos Urbanos SAB de CV (b)	270,900	500,777

		1,114,278

Specialty Retail - 7.2%
Inditex SA	63,807	4,243,361

		5,947,532

Consumer Staples - 9.9%
Beverages - 1.5%
Cia de Bebidas das Americas (b)	22	2,323
Cia de Bebidas das Americas (Preference Shares)	7,900	870,361

		872,684

Food & Staples Retailing - 2.0%
Grupo Comercial Chedraui SA de CV (b)	203,600	561,777
Wal-Mart de Mexico SAB de CV	274,900	623,135

		1,184,912

Food Products - 6.4%
Cosan SA Industria e Comercio	39,400	513,518
Ebro Puleva SA	89,662	1,566,171
Viscofan SA	58,200	1,705,416

		3,785,105

		5,842,701

Utilities - 7.5%
Electric Utilities - 3.7%
EDP - Energias de Portugal SA	117,300	356,826
Iberdrola SA	261,412	1,834,294

		2,191,120

Gas Utilities - 2.7%
Enagas	22,065	388,794
Gas Natural SDG SA	78,700	1,185,472

		1,574,266

Independent Power Producers & Energy Traders - 1.1%
Iberdrola Renovables SA	207,600	678,104

		4,443,490

Energy - 7.3%
Energy Equipment & Services - 2.4%
Tecnicas Reunidas SA	27,788	1,404,913

Oil, Gas & Consumable Fuels - 4.9%
Repsol YPF SA	128,832	2,932,534

		4,337,447

Industrials - 7.0%
Commercial Services & Supplies - 2.4%
Prosegur Cia de Seguridad SA	27,249	1,388,550

Construction & Engineering - 2.7%
Obrascon Huarte Lain SA	64,743	1,609,352

Transportation Infrastructure - 1.9%
Abertis Infraestructuras SA	69,392	1,147,614

		4,145,516

Materials - 6.8%
Metals & Mining - 5.4%
Tubacex SA (b)	154,300	451,883
Usinas Siderurgicas de Minas Gerais SA - Class A (Preference Shares)	52,900	1,326,227
Vale SA	54,200	1,446,774

		3,224,884

Paper & Forest Products - 1.4%
Fibria Celulose SA (b)	52,600	810,452

		4,035,336

Health Care - 1.2%
Health Care Providers & Services - 1.2%
Diagnosticos da America SA	66,400	695,664

Total Common Stocks (cost $49,045,012)		58,905,804

	Shares
SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.19% (c) (cost $85,782)	85,782	$85,782

Total Investments - 99.7% (cost $49,130,794) ) (d)		58,991,586
Other assets less liabilities - 0.3%		180,115

Net Assets - 100.0%		$59,171,701

(a)	Security represents investments in an affiliate.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of August 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,423,496 and gross unrealized depreciation of investments was $(2,562,704), resulting in net unrealized appreciation of $9,860,792.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

COUNTRY BREAKDOWN*

70.8%	Spain
17.4%	Brazil
11.1%	Mexico
0.6%	Portugal
0.1%	Short-Term

100.0%	Total Investments

*	All data are as of August 31, 2010. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

The Ibero-America Fund

August 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2010:

Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks:
Financials	$4,955,370	$14,298,760		$-0-	$19,254,130
Telecommunication Services	3,328,499	6,875,489		-0-	10,203,988
Consumer Discretionary	1,704,171	4,243,361		-0-	5,947,532
Consumer Staples	2,571,114	3,271,587		-0-	5,842,701
Utilities	-0-	4,443,490		-0-	4,443,490
Energy	-0-	4,337,447		-0-	4,337,447
Industrials	-0-	4,145,516		-0-	4,145,516
Materials	3,583,453	451,883		-0-	4,035,336
Health Care	695,664	-0-		-0-	695,664
Short-Term Investments	85,782	-0-		-0-	85,782

Total Investments in Securities	16,924,053	42,067,533	†	-0-	58,991,586
Other Financial Instruments*:	-0-	-0-		-0-	-0-

Total	$16,924,053	$42,067,533		$-0-	$58,991,586

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

†	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The Ibero-America Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 25, 2010